Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Revenue from Contracts with Customers	The following tables summarize revenue from contracts with customers for the year ended December 31, 2023 and 2022, respectively:
	Years Ended December 31,
	2023	2022
Hardware, net	$22,612	$188,244
License	9,006,716	6,531
Subscription	243	5,366
Others	42,559	23,911
Total revenue	$9,072,130	$224,052
	Years Ended December 31,
	2023	2022
United States	$52,133	$175,327
Republic of Korea	13,878	34,362
Rest of the world	9,006,119	14,363
Total revenue	$9,072,130	$224,052

Schedule of Basic and Diluted Net (Loss) Income Per Share	The computation of basic and dilutive net loss per share attributable to common stockholders for the three and nine months ended September 30, 2024 and 2023 are as follows:
	Nine Months ended September 30,
	2024	2023
Numerator:
Net loss	$(46,620,619)	$(9,409,208)

Denominator:
Weighted-average common shares outstanding – basic and diluted	20,217,081	16,065,664
Earnings per share – basic and diluted:
Net loss	$(2.31)	$(0.59)

	Three Months ended September 30,
	2024	2023
Numerator:
Net loss	$(33,323,555)	$1,961,799

Denominator:
Weighted-average common shares outstanding - basic	22,292,374	16,427,124
Earnings per share - basic:
Net income (loss)	$(1.49)	$0.12
	Three Months ended September 30,
	2024	2023
Numerator:
Net loss	$(33,323,555)	$1,961,799

Denominator:
Weighted-average common shares outstanding - diluted	22,292,374	16,427,124
Earnings per share - diluted:
Net income (loss)	$(1.49)	$0.12
The computation of basic and dilutive net loss per share attributable to common stockholders for the years ended December 31, 2023 and December 31, 2022 are as follows:
	Years Ended December 31,
	2023	2022
Numerator:
Net loss attributable to Veea Inc.	$(15,638,589)	$(35,167,089)
Denominator:
Weighted-average common shares outstanding – and diluted	7,235,733	7,203,514
Earnings per share:
Net loss attributable to Veea Inc. per share – basic and diluted	(2.16)	(4.89)

PLUM ACQUISITION CORP. I [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Ordinary Shares Subject to Possible Redemption Reflected on the Consolidated Balance Sheets	As of December 31, 2023 and 2022, the ordinary shares subject to possible redemption reflected on the consolidated balance sheets are reconciled in the following table:
Ordinary shares subject to possible redemption, December 31, 2021	$319,216,340
Plus:
Accretion adjustment of carrying value to redemption value	4,695,302
Ordinary shares subject to possible redemption, December 31, 2022	$323,911,642
Less:
Redemptions of ordinary shares	(294,254,572)
Plus:
Accretion adjustment of carrying value to redemption value	5,898,906
Ordinary shares subject to possible redemption, December 31, 2023	$35,555,976

Schedule of Basic and Diluted Net (Loss) Income Per Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of ordinary share:
	For the Year Ended December 31, 2023
	Class A
	ordinary share
	subject
	to possible
	redemption	Class A	Class B
NUMERATOR
Allocation of net (loss)	$(19,192)	$(4,682)	$(10,853)

DENOMINATOR
Weighted Average Shares Outstanding including common stock subject to redemption	9,858,573	2,405,055	5,575,354

Basic and diluted net (loss) income per shares	$(0.00)	$(0.00)	$(0.00)
	For the Year Ended December 31, 2022
	Class A ordinary share subject to possible redemption	Class B ordinary share
Numerator
Allocation of net income	$8,462,500	$2,115,625
Denominator
Weighted average shares outstanding	31,921,634	7,980,409
Basic and diluted net income per share	$0.27	$0.27